CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONDENSED STATEMENTS OF COMPREHENSIVE LOSS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses
General and administrative	¥ (487,372)	$ (70,885)	¥ (637,795)	¥ (658,790)
Total operating expenses	(1,524,121)	(221,674)	(2,051,320)	(3,138,266)
Loss from operations	(348,994)	(50,759)	(883,426)	(2,499,061)
Other income/(expenses)
Interest income	152,929	22,243	130,250	87,305
Foreign exchange losses, net	(11,729)	(1,706)	(2,394)	(9,734)
Other income, net	8,576	1,247	(121)	(2,553)
Loss before income tax expense	(199,218)	(28,975)	(755,691)	(2,424,043)
Net loss	(185,512)	(26,981)	(767,304)	(2,407,194)
Accretion on redeemable noncontrolling interests	(2,422)	(352)	(5,725)	(106)
Net loss attributable to ordinary shareholders	(187,934)	(27,333)	(773,029)	(2,407,300)
Net loss	(185,512)	(26,981)	(767,304)	(2,407,194)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	11,693		(128,539)	233,900
Comprehensive loss	(173,819)	(25,280)	(895,843)	(2,173,294)
Parent Company [Member]
Operating expenses
General and administrative	(3,147)	(458)	(6,715)	(11,657)
Share of loss of subsidiaries and affiliated entities	(183,670)	(26,714)	(761,841)	(2,230,637)
Total operating expenses	(186,817)	(27,172)	(768,556)	(2,242,294)
Loss from operations	(186,817)	(27,172)	(768,556)	(2,242,294)
Other income/(expenses)
Interest income	0	0	6	1,418
Foreign exchange losses, net	0	0	(12)	(167,405)
Other income, net	1,305	191	1,258	1,087
Loss before income tax expense	(185,512)	(26,981)	(767,304)	(2,407,194)
Net loss	(185,512)	(26,981)	(767,304)	(2,407,194)
Accretion on redeemable noncontrolling interests	(2,422)	(352)	(5,725)	(106)
Net loss attributable to ordinary shareholders	(187,934)	(27,333)	(773,029)	(2,407,300)
Net loss	(185,512)	(26,981)	(767,304)	(2,407,194)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	11,693	1,701	(128,539)	233,900
Comprehensive loss	¥ (173,819)	$ (25,280)	¥ (895,843)	¥ (2,173,294)